SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (FY) (Details) - USD ($)	3 Months Ended					4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Ordinary shares subject to possible redemption [Abstract]
Interest income								$ 1,721,223			$ 1,545,139
Unrealized gain on investments held in Trust Account								106,750			3,235
Net income								$ 1,827,973			$ 1,548,374
Denominator: Weighted Average Ordinary shares subject to possible redemption [Abstract]
Basic and diluted weighted average shares outstanding, Ordinary shares subject to redemption (in shares)		22,104,581	22,419,605	22,424,313	21,970,163		22,421,959	21,936,952	22,315,394	21,970,163	22,226,328	21,936,952
Basic and diluted net income per share, Ordinary shares subject to redemption (in dollars per share)				$ 0	$ 0.03		$ 0.09	$ 0.08	$ 0.09	$ 0.03	$ 0.07	$ 0.08
Numerator: Net Loss minus Net Earnings [Abstract]
Net (loss) income	$ (78,928,074)	$ (1,418,960)	$ (3,146,809)	$ 1,822,107	$ (817,468)	$ (822,468)	$ (1,324,702)	$ 5,352,568	$ (2,743,662)	$ (822,468)	$ (52,021,521)	$ 5,352,568
Net loss allocable to Ordinary shares subject to possible redemption	$ (11,092)			$ (1,976,734)				(1,827,973)			(1,548,374)
Non-Redeemable Net (Loss) Income								$ 3,524,595			$ (53,569,895)
Denominator: Weighted Average Non-Redeemable Ordinary Shares [Abstract]
Basic and diluted weighted average shares outstanding (in shares)		9,145,419	8,830,395	8,825,687	7,863,718		8,828,041	8,367,106	8,934,606	7,575,554	9,023,672	8,367,106
Basic and diluted net (loss) income per share (in dollars per share)		$ (0.16)	$ (0.36)	$ 0	$ (0.19)		$ (0.38)	$ 0.42	$ (0.54)	$ (0.19)	$ (5.94)	$ 0.42
Class A Ordinary Shares [Member]
Net Loss per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)	19,500,000							19,500,000			19,500,000
Numerator: Net Loss minus Net Earnings [Abstract]
Net loss allocable to Ordinary shares subject to possible redemption	$ 11,092			$ 1,976,734